Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash	$ 845,336	$ 2,808
Prepaid expenses	154,500	3,840
Total current assets	999,836	6,648
Other assets:
Licenses	2,261,134	2,137,638
Patents	48,420	48,420
Total other assets	2,309,554	2,186,058
Total assets	3,309,390	2,192,706
Current liabilities:
Accounts payable	33,988	151,259
Accrued expenses	250,400	2,460
Notes payable		1,308,270
Assumed Income tax payable from Merger	568,111
Other liabilities	15,064
Total current liabilities	898,563	1,620,989
Convertible promissory notes	3,900,000
Warrant liability	62,222
Total liabilities	4,860,785	1,620,989
Commitments and contingencies (Note 7)
STOCKHOLDERS’ EQUITY
Preferred stock, par value $0.0001, 100,000,000 shares authorized; 0 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively
Common stock, par value $0.0001, 1,000,000,000 shares authorized; 15,678,898 and 15,130,393 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively	1,568	1,513
Additional paid-in capital	3,678,685	4,493,881
Common stock to be issued	304,462	0
Accumulated deficit	(5,536,110)	(3,923,677)
Total stockholders’ equity (deficit)	(1,551,395)	571,717
Total liabilities and stockholders’ equity	3,309,390	2,192,706
Related Party
Current liabilities:
Related party payable	$ 31,000	$ 159,000